Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) - Schedule of Stock by Class (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity
Common stock, issued (in shares)	7,554,893	7,555,000	7,284,000
Treasury stock held (in shares)	(566,268)	(516,000)	(516,000)
Common stock outstanding (in shares)	6,989,000	7,039,000	6,769,000
Stock dividends (in shares)			271,000
Restricted share unit activity (in shares)	13,000	6,000
Repurchase of common stock (in shares)	(100,000)	(57,000)	0
Common stock, issued (in shares)	7,554,893	7,554,893	7,555,000
Treasury stock held (in shares)	(653,633)	(566,268)	(516,000)
Common stock outstanding (in shares)	6,901,000	6,989,000	7,039,000